Relationship with Parent and Related Entities	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Relationship with Parent and Related Entities
10. Relationship with Parent and Related Entities
Historically, the N-able business has been managed and operated in the normal course of business consistent with other affiliates of the Parent. Accordingly, certain shared costs have been allocated to N-able and reflected as expenses in the Combined Financial Statements. Management considers the allocation methodologies used to be reasonable and appropriate reflections of the historical Parent expenses attributable to N-able for purposes of the stand-alone financial statements. However, the expenses reflected in the Combined Financial Statements may not be indicative of the actual expenses that would have been incurred during the periods presented if N-able historically operated as a separate, stand-alone entity. In addition, the expenses reflected in the Combined Financial Statements may not be indicative of related expenses that will be incurred in the future by N-able.
General Corporate Overhead
The Parent provides facilities, information technology services and certain corporate and administrative services to the N-able business. Expenses relating to these services have been allocated to N-able and are reflected in the Combined Financial Statements. Where direct assignment is not possible or practical, these costs were allocated based on headcount. The following table summarizes the components of general allocated corporate expenses for the years ended December 31, 2020, 2019 and 2018 and for the three months ended March 31, 2021 and 2020:

	Years Ended December 31,
	2020	2019	2018

	(in thousands)
General and administrative	$31,357	$17,394	$11,293
Research and development	1,672	1,224	852
Sales and marketing	1,969	1,128	830
Cost of revenue	149	99	88
Total	$35,147	$19,845	$13,063
Due to and from Affiliates
Due to affiliates within long-term liabilities in the Combined Balance Sheets represents N-able's related party debt due to SolarWinds Holdings, Inc. of $372.7 million, $394.4 million and $372.7 million as of December 31, 2020, December 31, 2019 and March 31, 2021 (unaudited), respectively.
On February 25, 2016, we entered into a loan agreement with SolarWinds Holdings, Inc. with an original principal amount of $250.0 million and a maturity date of February 25, 2023. Borrowings under the loan agreement bear interest at a floating rate which is equal to an adjusted London Interbank Offered Rate, or LIBOR, for a three-month interest period plus 9.8%. Prepayments of borrowings under the loan are permitted. As of December 31, 2020 and March 31, 2021 (unaudited), $228.5 million in borrowings were outstanding, respectively.
On May 27, 2016, we entered into an additional loan agreement with SolarWinds Holdings, Inc. The loan agreement, as amended, has an original principal amount of $200.0 million and a maturity date of May 27, 2026. Borrowings under the loan agreement bear interest at a fixed rate of 2.24%. Prepayments of borrowings under the loan are permitted. As of December 31, 2020 and March 31, 2021 (unaudited), $144.2 million in borrowings were outstanding, respectively.
Interest expense related to the activity with SolarWinds Holdings, Inc. is presented in the Statements of Operations and was $28.1 million, $34.1 million and $34.7 million for the years ended December 31, 2020, 2019 and 2018, respectively. Interest expense related to the activity with SolarWinds Holdings, Inc. was $6.5 million and $7.6 million for the three months ended March 31, 2021 and 2020 (unaudited), respectively. The repayment of principal for these related party borrowings is reflected as a financing activity in the Combined Statements of Cash Flows.
Due to affiliates within current liabilities comprises intercompany trade payables of $8.0 million, $2.0 million and $19.1 million as of December 31, 2020, December 31, 2019 and March 31, 2021 (unaudited), respectively. Due from affiliates within accounts receivable comprises intercompany trade receivables which were $0.3 million, $0.1 million and $0.8 million for the periods ended December 31, 2020, December 31, 2019 and March 31, 2021 (unaudited), respectively.
Equity-Based Incentive Plans
Certain of our employees participate in our Parent’s equity-based incentive plans. Under the SolarWinds Corporation 2016 Equity Incentive Plan (the "2016 Plan"), our employees, consultants, directors, managers and advisors were awarded stock-based incentive awards in a number of forms, including nonqualified stock options. The ability to grant any future equity awards under the 2016 Plan terminated in October 2018. Under the SolarWinds Corporation 2018 Equity Incentive Plan, our employees can be awarded stock-based incentive awards which includes non-statutory stock options or incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock units and other cash-based or share-based awards. Awards granted to our employees under the incentive plans generally vest over periods ranging from one to five years. We measure stock-based compensation for all stock-based incentive awards at fair value on the grant date. Stock-based compensation expense is generally recognized on a straight-line basis over the requisite service periods of the awards.
Compensation costs associated with our employees’ participation in the incentive plans have been specifically identified for employees who exclusively support our operations and are allocated to us as part of the cost allocations from our Parent. Total costs charged to us related to our employees’ participation in our Parent’s incentive plans were $20.6 million, $8.4 million and $1.8 million during the years ended December 31, 2020, 2019 and 2018, respectively. Total costs charged to us related to our employees’ participation in our Parent’s incentive plans were $4.6 million and $2.6 million during the three months ended March 31, 2021 and 2020 (unaudited), respectively. We include the related expense in operating expense (general and administrative, sales and marketing and research and development) and cost of revenue on our Combined Statements of Operations, depending on the nature of the employee’s role in our operations.
Employee Stock Purchase Plan
Our eligible employees participate in our Parent’s 2018 Employee Stock Purchase Plan, or the ESPP. The ESPP permits eligible participants to purchase SolarWinds' shares at a discount through regular payroll deductions of up to 20% of their eligible compensation during the offering period. The ESPP is typically implemented through consecutive six-month offering periods. The purchase price of the shares is 85% of the lesser of the fair market value of the closing price per share on the first day of the offering period and the fair market value of the closing price per share on the last day of the offering period. No participant may purchase more than $25,000 worth of common stock per calendar year.
Costs charged to us related to our employees’ participation in our Parent’s ESPP were $0.5 million and $0.2 million during the years ended December 31, 2020 and 2019, respectively. Our Parent did not have an ESPP offering period in 2018, therefore no expense was recognized. Costs charged to us related to our employees’ participation in our Parent’s ESPP were $0.1 million during the three months ended March 31, 2021 and 2020 (unaudited), respectively.
Relationship with Parent and Related Entities
Historically, the N-able business has been managed and operated in the normal course of business consistent with other affiliates of SolarWinds. Accordingly, certain shared costs have been allocated to N-able and reflected as expenses in the Combined Financial Statements. Management considers the allocation methodologies used to be reasonable and appropriate reflections of the historical SolarWinds expenses attributable to N-able for purposes of the stand-alone financial statements. However, the expenses reflected in the Combined Financial Statements may not be indicative of the actual expenses that would have been incurred during the periods presented if N-able historically operated as a separate, stand-alone entity. In addition, the expenses reflected in the Combined Financial Statements may not be indicative of related expenses that will be incurred in the future by N-able.
General Corporate Overhead
SolarWinds provided facilities, information technology services and certain corporate and administrative services to the N-able business. Expenses relating to these services have been allocated to N-able and are reflected in the Combined Financial Statements. Where direct assignment is not possible or practical, these costs were allocated based on headcount. The following table summarizes the components of general allocated corporate expenses for the three and six months ended June 30, 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

	(in thousands)
General and administrative	$10,012	$4,637	$19,101	$9,388
Research and development	63	400	135	853
Sales and marketing	6	326	34	710
Cost of revenue	8	18	50	106
Total	$10,089	$5,381	$19,320	$11,057

Due to and from Affiliates
Due to affiliates within long-term liabilities in the Combined Balance Sheets represents N-able's related party debt due to SolarWinds Holdings, Inc. of $304.0 million and $372.7 million as of June 30, 2021 and December 31, 2020, respectively.
On February 25, 2016, we entered into a loan agreement with SolarWinds Holdings, Inc. with an original principal amount of $250.0 million and a maturity date of February 25, 2023. Borrowings under the loan agreement bear interest at a floating rate which is equal to an adjusted London Interbank Offered Rate ("LIBOR") for a three-month interest period plus 9.8%. Prepayments of borrowings under the loan are permitted. As of June 30, 2021 and December 31, 2020, $203.5 million and $228.5 million in borrowings were outstanding, respectively.
On May 27, 2016, we entered into an additional loan agreement with SolarWinds Holdings, Inc. The loan agreement, as amended, has an original principal amount of $200.0 million and a maturity date of May 27, 2026. Borrowings under the loan agreement bear interest at a fixed rate of 2.24%. Prepayments of borrowings under the loan are permitted. As of June 30, 2021 and December 31, 2020, $100.5 million and $144.2 million in borrowings were outstanding, respectively.
Interest expense related to the activity with SolarWinds Holdings, Inc. was $6.1 million and $7.1 million for the three months ended June 30, 2021 and 2020, respectively. Interest expense related to the activity with SolarWinds Holdings, Inc. was $12.6 million and $14.7 million for the six months ended June 30, 2021 and 2020, respectively.
The repayment of principal for these related party borrowings is reflected as a financing activity in the Combined Statements of Cash Flows.
Due to affiliates within current liabilities comprises intercompany trade payables of $20.4 million and $8.0 million as of June 30, 2021 and December 31, 2020, respectively. Due from affiliates within accounts receivable comprises intercompany trade receivables which were $0.4 million and $0.3 million for the periods ended June 30, 2021 and December 31, 2020, respectively.
Equity-Based Incentive Plans
Certain of our employees participated in our Parent’s equity-based incentive plans. Under the SolarWinds Corporation 2016 Equity Incentive Plan (the "2016 Plan"), our employees, consultants, directors, managers and advisors were awarded stock-based incentive awards in a number of forms, including nonqualified stock options. The ability to grant any future equity awards under the 2016 Plan terminated in October 2018. Under the SolarWinds Corporation 2018 Equity Incentive Plan, our employees can be awarded stock-based incentive awards which includes non-statutory stock options or incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock units and other cash-based or share-based awards. Awards granted to our employees under the incentive plans generally vest over periods ranging from one to five years. We measure stock-based compensation for all stock-based incentive awards at fair value on the grant date. Stock-based compensation expense is generally recognized on a straight-line basis over the requisite service periods of the awards.
Compensation costs associated with our employees’ participation in the incentive plans have been specifically identified for employees who exclusively support our operations and are allocated to us as part of the cost allocations from our Parent. Total costs charged to us related to our employees’ participation in our Parent’s incentive plans were $4.1 million and $3.1 million for the three months ended June 30, 2021 and 2020, respectively. Total costs charged to us related to our employees' participation in our Parent's incentive plans were $8.8 million and $5.7 million for the six months ended June 30, 2021 and 2020, respectively. We include the related expense in operating expense (general and administrative, sales and marketing and research and development) and cost of revenue on our Combined Statements of Operations, depending on the nature of the employee’s role in our operations.
Employee Stock Purchase Plan
Our eligible employees participated in our Parent’s 2018 Employee Stock Purchase Plan (the "ESPP"). The ESPP permited eligible participants to purchase SolarWinds' shares at a discount through regular payroll deductions of up to 20% of their eligible compensation during the offering period. The ESPP was typically implemented through consecutive six-month offering periods. The purchase price of the shares is 85% of the lesser of the fair market value of the closing price per share on the first day of the offering period and the fair market value of the closing price per share on the last day of the offering period. No participant may purchase more than $25,000 worth of common stock per calendar year.
Costs charged to us related to our employees’ participation in our Parent’s ESPP were $0.1 million and $0.1 million for the three months ended June 30, 2021 and 2020, respectively. Costs charged to us related to our employees' participation in our Parent's ESPP were $0.3 million and $0.2 million for the six months ended June 30, 2021 and 2020, respectively.